PROSPECTUS SUPPLEMENT

May 1, 2021

for

The Guardian CxC Variable Annuity

issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Global Thematic Growth Portfolio (Class B) AllianceBernstein, L.P.	1.20%	39.08%	17.03%	8.07%
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	8.07%
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein, L.P.	0.92%	35.15%	20.15%	8.07%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio (Class S) Fred Alger Management, LLC[1]	1.18%	41.40%	19.72%	8.07%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.73%	-5.99%	7.95%	8.07%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-8.08%	5.49%	8.07%
Long-term growth of capital.	Davis Value Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.65%	11.72%	11.68%	8.07%
Seeks income and capital growth consistent with reasonable risk	Fidelity VIP Balanced Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc.	0.73%	22.13%	12.47%	-3.83%
Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.86%	30.23%	15.90%	-3.83%
[1]

Effective Friday, April 30, 2021, Alger Capital Appreciation Portfolio (Class S) (the “Fund”) was closed to all new investors. The Fund may resume sales to all investors (or further suspend sales) at some future date if the Board of Trustees determine that doing so would be in the best interest of shareholders. As of April 30, 2021, if you have contract value allocated, premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), you may continue to make additional investments in the Fund. If at any time after April 30, 2021, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks reasonable income. The fund will also consider the potential for capital appreciation	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.78%	6.44%	10.41%	-3.83%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	-3.83%
Seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	43.55%	21.02%	-3.83%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.64%	9.16%	5.18%	-3.83%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	17.87%	10.79%	-3.83%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.90%	15.97%	14.76%	8.07%
Seeks capital appreciation, with income as a secondary goal.	Franklin Small Cap Value VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	8.07%
Growth of capital; current income as secondary objective.	Gabelli Capital Asset Fund Gabelli Funds, LLC	1.32%	0.38%	7.98%	8.07%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series II) Invesco Advisers, Inc.	1.11%	42.00%	19.26%	15.03%
Seeks capital growth.	Invesco V.I. American Value Fund (Series II) formerly Invesco V.I. Value Opportunities Fund (Series II) Invesco Advisers, Inc.[2]	1.18%	0.86%	6.73%	N/A
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc.	1.06%	13.57%	10.40%	8.07%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund (Series II) Invesco Advisers, Inc.	0.92%	5.97%	2.92%	8.07%
Long-term growth of capital.	Invesco V.I. Growth and Income Fund (Series II) Invesco Advisers, Inc.	1.00%	1.85%	8.40%	N/A
[2]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Value Opportunities Fund (Series II) was merged into Invesco V.I. American Value Fund (Series II), which is now an investment option under the policy. Invesco V.I. Value Opportunities Fund (Series II) is no longer an investment option under the contract.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term capital appreciation	Invesco V.I. Main Street Mid Cap Fund (Series II) formerly Invesco V.I. Mid Cap Core Equity Fund (Series II) Invesco Advisers, Inc.[3]	1.19%	8.94%	9.33%	7.55%
Seeks capital appreciation.	MFS® Growth Series (Service Class) Massachusetts Financial Services Company	0.98%	31.54%	19.98%	5.00%
Seeks capital appreciation.	MFS® Core Equity Portfolio (Service Class) Massachusetts Financial Services Company	1.12%	18.39%	15.85%	5.00%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio (Service Class) Massachusetts Financial Services Company	1.00%	9.11%	6.33%	5.00%
Seeks capital appreciation.	MFS® Investors Trust Series (Service Class) Massachusetts Financial Services Company	1.04%	13.60%	13.38%	N/A
Seeks capital appreciation.	MFS® New Discovery Series (Service Class) Massachusetts Financial Services Company	1.12%	45.58%	22.68%	N/A
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Total Return Bond Series (Service Class) Massachusetts Financial Services Company	0.79%	8.17%	4.92%	N/A
Seeks total return.	MFS® Total Return Series (Service Class) Massachusetts Financial Services Company	0.86%	9.52%	8.58%	N/A
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.16%	5.80%	6.15%	8.07%
Long-term growth of capital.	Value Line Centurion Fund EULAV Asset Management	0.87%	17.55%	14.93%	13.40%
High total investment return consistent with reasonable risk.	Value Line Strategic Asset Management Trust EULAV Asset Management	0.88%	17.98%	13.20%	11.47%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	-3.83%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	-3.83%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	-3.83%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	-3.83%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	-3.83%
[3]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Mid Cap Core Equity Fund (Series II) was merged into Invesco V.I. Main Street Mid Cap Fund (Series II), which is now an investment option under the policy. Invesco V.I. Mid Cap Core Equity Fund (Series II) is no longer an investment option under the contract.

Except as set forth herein, all other provisions of the prospectus noted above, as previously supplemented, shall remain unchanged.

This Prospectus Supplement should be retained for future reference.